UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette           West Hartford, CT           July 19, 2011
     --------------------           -----------------           -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          138
                                         -----------

Form 13F Information Table Value Total:  $   123,627
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  -------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                              TITLE OF                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS        CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
--------------------------  -------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO                       COM            88579Y101     1,365    13,874  SH         Sole        N/A        13,874
ABBOTT LABS                 COM            002824100       600    11,567  SH         Sole        N/A        11,567
ABIOMED INC                 COM            003654100       708    40,512  SH         Sole        N/A        40,512
AGILENT TECHNOLOGIES INC    COM            00846U101       286    14,609  SH         Sole        N/A        14,609
ALLSTATE CORP               COM            020002101       305     8,169  SH         Sole        N/A         8,169
AMERICAN BK CONN WATERBURY  COM            024327108     3,662   119,280  SH         Sole        N/A       119,280
AMERICAN EXPRESS CO         COM            025816109     1,536    52,859  SH         Sole        N/A        52,859
AMERICAN HOME PRODS CORP    COM            026609107     1,612    27,672  SH         Sole        N/A        27,672
AMERICAN INTL GROUP INC     COM            026874107     3,454    44,278  SH         Sole        N/A        44,278
AMGEN INC                   COM            031162100       334     5,675  SH         Sole        N/A         5,675
AOL TIME WARNER INC         COM            00184A105       589    17,785  SH         Sole        N/A        17,785
APPLERA CORP                COM AP BIOGRP  038020103       253    10,366  SH         Sole        N/A        10,366
AT&T CORP                   COM            001957109       313    16,193  SH         Sole        N/A        16,193
AT8T WIRELESS SVCS INC      COM            00209A106       222    14,834  SH         Sole        N/A        14,834
AUTOMATIC DATA PROCESSING
  IN                        COM            053015103     1,140    24,240  SH         Sole        N/A        24,240
AVAYA INC                   COM            053499109       380    38,350  SH         Sole        N/A        38,350
BAKER HUGHES INC            COM            057224107       382    13,200  SH         Sole        N/A        13,200
BANKNORTH GROUP INC NEW     COM            06646R107     1,400    62,825  SH         Sole        N/A        62,825
BAXTER INTL INC             COM            071813109       295     5,352  SH         Sole        N/A         5,352
BELLSOUTH CORP              COM            079860102       808    19,435  SH         Sole        N/A        19,435
BIOTECH HOLDRS TR           DEPOSTRY RCPT  09067D201       211     1,900  SH         Sole        N/A         1,900
BJS WHOLESALE CLUB INC      COM            05548J106       214     4,500  SH         Sole        N/A         4,500
BOEING CO                   COM            097023105       595    17,750  SH         Sole        N/A        17,750
BP PLC                      SPONSORED ADR  055622104       993    20,202  SH         Sole        N/A        20,202
BRISTOL MYERS SQUIBB CO     COM            110122108     2,399    43,186  SH         Sole        N/A        43,186
BURLINGTON RES INC          COM            122014103       746    21,800  SH         Sole        N/A        21,800
CANADIAN NATL RY CO         COM            136375102       312     8,200  SH         Sole        N/A         8,200
CAPITAL ONE FINL CORP       COM            14040H105       295     6,400  SH         Sole        N/A         6,400
CENDANT CORP                COM            151313103       459    35,860  SH         Sole        N/A        35,860
CHEVRON CORP NEW            COM            166764100       357     4,214  SH         Sole        N/A         4,214
CHITTENDEN CORP             COM            170228100       211     8,288  SH         Sole        N/A         8,288
CHUBB CORP                  COM            171232101       393     5,500  SH         Sole        N/A         5,500
CISCO SYS INC               COM            17275R102       259    21,283  SH         Sole        N/A        21,283
CITIGROUP INC               COM            172967101     2,238    55,256  SH         Sole        N/A        55,256
COCA COLA CO                COM            191216100       447     9,539  SH         Sole        N/A         9,539
COMCAST CORP NEW            CL A SPL       20030N200       841    23,450  SH         Sole        N/A        23,450
CORNING INC                 COM            219350105       151    17,155  SH         Sole        N/A        17,155
COSTCO WHSL CORP NEW        COM            22160K105     1,052    29,582  SH         Sole        N/A        29,582
CVS CAREMARK CORPORATION    COM            126650100     1,174    35,350  SH         Sole        N/A        35,350
DELL INC                    COM            24702R101       387    20,880  SH         Sole        N/A        20,880
DELPHI FINL GROUP INC       CL A           247131105       215     6,362  SH         Sole        N/A         6,362
DEVON ENERGY CORP NEW       COM            25179M103       315     9,150  SH         Sole        N/A         9,150
DISNEY WALT CO              COM DISNEY     254687106       468    25,158  SH         Sole        N/A        25,158
DOW CHEM CO                 COM            260543103       459    14,010  SH         Sole        N/A        14,010
DU PONT E I DE NEMOURS &
  CO                        COM            263534109       403    10,748  SH         Sole        N/A        10,748
E M C CORP MASS             COM            268648102       166    14,169  SH         Sole        N/A        14,169
EASTMAN KODAK CO            COM            277461109       201     6,175  SH         Sole        N/A         6,175
ELAN PLC                    ADR            284131208       257     5,310  SH         Sole        N/A         5,310
ELECTRONIC DATA SYS NEW     COM            285661104     2,317    40,238  SH         Sole        N/A        40,238
ELECTRONICS FOR IMAGING
  INC                       COM            286082102       549    33,750  SH         Sole        N/A        33,750
EMERSON ELEC CO             COM            291011104     1,671    35,500  SH         Sole        N/A        35,500
EQUITY OFFICE PROPERTIES
  TRUST                     COM            294741103       606    18,949  SH         Sole        N/A        18,949
EXXON MOBIL CORP            COM            30231G102     5,351   135,802  SH         Sole        N/A       135,802
FEDERAL NATL MTG ASSN       COM            313586109       803    10,025  SH         Sole        N/A        10,025
FIDELITY NATL FINL INC      COM            316326107       453    16,830  SH         Sole        N/A        16,830
FIRST DATA CORP             COM            319963104     1,569    26,931  SH         Sole        N/A        26,931
FIRST VIRTUAL
  COMMUNICATIONS            COM            337484109         7    10,500  SH         Sole        N/A        10,500
FLEETBOSTON FINL CORP       COM            339030108     2,440    66,392  SH         Sole        N/A        66,392
GANNETT INC                 COM            364730101       517     8,600  SH         Sole        N/A         8,600
GENERAL ELECTRIC CO         COM            369604103     7,203   193,632  SH         Sole        N/A       193,632
GENERAL MTRS CORP           COM            370442105       336     7,827  SH         Sole        N/A         7,827
GILLETTE CO                 COM            375766102       252     8,468  SH         Sole        N/A         8,468
GLAXOSMITHKLINE PLC         SPONSORED ADR  37733W105       303     5,408  SH         Sole        N/A         5,408
GUIDANT CORP                COM            401698105     1,482    38,492  SH         Sole        N/A        38,492
HALLIBURTON CO              COM            406216101       886    39,300  SH         Sole        N/A        39,300
HANCOCK JOHN FINL SVCS INC  COM            41014S106       336     8,400  SH         Sole        N/A         8,400
HARLEY DAVIDSON INC         COM            412822108     1,017    25,100  SH         Sole        N/A        25,100
HARTFORD FINL SVCS GROUP
  INC                       COM            416515104       405     6,887  SH         Sole        N/A         6,887
HEWLETT PACKARD CO          COM            428236103       948    59,055  SH         Sole        N/A        59,055
HOME DEPOT INC              COM            437076102     1,433    37,356  SH         Sole        N/A        37,356
HOSPITALITY PPTYS TR        COM SH BENINT  44106M102       212     8,800  SH         Sole        N/A         8,800
IMS HEALTH INC              COM            449934108     1,635    65,266  SH         Sole        N/A        65,266
INTEL CORP                  COM            458140100       457    22,363  SH         Sole        N/A        22,363
INTERNATIONAL BUSINESS
  MACHS                     COM            459200101     2,324    25,336  SH         Sole        N/A        25,336
INTUIT                      COM            461202103       268     7,500  SH         Sole        N/A         7,500
ISHARES TR                  DJ US FINL SE  464287788       270     3,635  SH         Sole        N/A         3,635
ISHARES TR                  DJ US HEALTHC  464287762       459     7,575  SH         Sole        N/A         7,575
JOHNSON & JOHNSON           COM            478160104     3,081    55,618  SH         Sole        N/A        55,618
JPMORGAN CHASE & CO         COM            46625H100       993    29,086  SH         Sole        N/A        29,086
KERR MCGEE CORP             COM            492386107       306     5,900  SH         Sole        N/A         5,900
KIMBERLY CLARK CORP         COM            494368103       270     4,348  SH         Sole        N/A         4,348
KOPIN CORP                  COM            500600101     1,378   132,250  SH         Sole        N/A       132,250
KROGER CO                   COM            501044101       234     9,500  SH         Sole        N/A         9,500
LIBERTY MEDIA CORP NEW      INT COM SERA   53071M104     1,515   119,300  SH         Sole        N/A       119,300
LILLY ELI & CO              COM            532457108     1,473    18,254  SH         Sole        N/A        18,254
LUCENT TECHNOLOGIES INC     COM            549463107       103    18,004  SH         Sole        N/A        18,004
MARSH & MCLENNAN COS INC    COM            571748102       304     3,146  SH         Sole        N/A         3,146
MBIA INC                    COM            55262C100       900    18,007  SH         Sole        N/A        18,007
MCDONALDS CORP              COM            580135101     1,102    40,593  SH         Sole        N/A        40,593
MCGRAW HILL COS INC         COM            580645109       328     5,632  SH         Sole        N/A         5,632
MEDTRONIC INC               COM            585055106       619    14,238  SH         Sole        N/A        14,238
MELLON FINL CORP            COM            58551A108       771    23,850  SH         Sole        N/A        23,850
MERCK & CO INC              COM            589331107     2,290    34,385  SH         Sole        N/A        34,385
MICROSOFT CORP              COM            594918104     1,139    22,266  SH         Sole        N/A        22,266
MOTOROLA INC                COM            620076109       983    63,010  SH         Sole        N/A        63,010
NATIONAL INSTRS CORP        COM            636518102       497    19,000  SH         Sole        N/A        19,000
NEOMAGIC CORP               COM            640497103       123    45,800  SH         Sole        N/A        45,800
NEWFIELD EXPL CO            COM            651290108       540    18,500  SH         Sole        N/A        18,500
NOBLE ENERGY INC            COM            655044105       651    21,000  SH         Sole        N/A        21,000
NTL INC                     COM            629407107        66    21,194  SH         Sole        N/A        21,194
OXFORD HEALTH PLANS INC     COM            691471106       797    28,050  SH         Sole        N/A        28,050
PEPSICO INC                 COM            713448108     1,634    33,699  SH         Sole        N/A        33,699
PFIZER INC                  COM            717081103     2,292    57,159  SH         Sole        N/A        57,159
PHARMACIA CORP              COM            71713U102       213     5,258  SH         Sole        N/A         5,258
PITNEY BOWES INC            COM            724479100       575    15,050  SH         Sole        N/A        15,050
PROCTER & GAMBLE CO         COM            742718109     1,935    26,583  SH         Sole        N/A        26,583
PROGRESSIVE CORP OHIO       COM            743315103       937     7,000  SH         Sole        N/A         7,000
RADIOSHACK CORP             COM            750438103       344    14,200  SH         Sole        N/A        14,200
ROGERS WIRELESS
  COMMUNICATIONS            CL B NON-VTG   775315104       305    28,600  SH         Sole        N/A        28,600
SARA LEE CORP               COM            803111103       240    11,250  SH         Sole        N/A        11,250
SBC COMMUNICATIONS,INC      COM            783876103     2,985    63,350  SH         Sole        N/A        63,350
SCHERING PLOUGH CORP        COM            806605101       536    14,450  SH         Sole        N/A        14,450
SCHLUMBERGER LTD            COM            806857108     1,384    30,291  SH         Sole        N/A        30,291
SCHWAB CHARLES CORP NEW     COM            808513105       131    11,362  SH         Sole        N/A        11,362
SPRINT CORP                 COM FONGROUP   852061100       469    19,550  SH         Sole        N/A        19,550
STANLEY WKS                 COM            854616109     1,382    37,806  SH         Sole        N/A        37,806
STAPLES INC                 COM            855030102       238    17,862  SH         Sole        N/A        17,862
STATE STR CORP              COM            857477103       253     5,550  SH         Sole        N/A         5,550
SUN MICROSYSTEMS INC        COM            866810104       226    27,355  SH         Sole        N/A        27,355
SYNOPSYS INC                COM            871607107       706    17,600  SH         Sole        N/A        17,600
TEXAS INSTRS INC            COM            882508104       563    22,522  SH         Sole        N/A        22,522
TEXTRON INC                 COM            883203101       773    23,000  SH         Sole        N/A        23,000
TYCO INTL LTD NEW           COM            902124106     1,540    33,842  SH         Sole        N/A        33,842
UNITED PARCEL SERVICE INC   CL B           911312106       696    13,385  SH         Sole        N/A        13,385
UNITED TECHNOLOGIES CORP    COM            913017109       788    16,943  SH         Sole        N/A        16,943
UNITEDHEALTH GROUP INC      COM            91324P102     1,177    17,700  SH         Sole        N/A        17,700
VERIZON COMMUNICATIONS INC  COM            92343V104     1,973    36,459  SH         Sole        N/A        36,459
VIACOM INC                  CL B           925524308       426    12,356  SH         Sole        N/A        12,356
WACHOVIA CORP NEW           COM            929903102       369    11,903  SH         Sole        N/A        11,903
WAL MART STORES INC         COM            931142103       745    15,051  SH         Sole        N/A        15,051
WASTE MGMT INC DEL          COM            94106L109     1,005    37,600  SH         Sole        N/A        37,600
WESTPORT RES CORP NEW       COM            961418100       222    15,100  SH         Sole        N/A        15,100
WHIRLPOOL CORP              COM            963320106       457     8,255  SH         Sole        N/A         8,255
WHITE MTNS INS GROUP LTD    COM            G9618E107       433     1,300  SH         Sole        N/A         1,300
WILLIAMS COMMUNICATIONS
  GROUP                     CL A           969455104        16    13,767  SH         Sole        N/A        13,767
WILLIAMS COS INC DEL        COM            969457100       817    29,925  SH         Sole        N/A        29,925
WORLDCOM INC GA NEW         COM            98157D106       345    22,979  SH         Sole        N/A        22,979
YUM BRANDS INC              COM            988498101     1,663    42,394  SH         Sole        N/A        42,394